12. FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Face value of bond	$ 1,309	$ 1,436
Corporate bonds [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Face value of bond	$ 35	14
Instrument name	Series T
Corporate bonds [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Face value of bond	$ 11	$ 63
Instrument name	Class I CBs	Series 1 Corporate Bonds
Corporate bonds [member]
FinancialAssetsAndLiabilitiesLineItems [Line Items]
Face value of bond		$ 7
Instrument name		Series 3 Corporate Bonds